DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	MIND CTI LTD
Entity Central Index Key	0001119083
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	mndo
Entity Common Stock, Shares Outstanding	18,729,918
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Current Reporting Status	Yes
Entity Well-Known Seasoned Issuer	No